Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 2,322,138	$ 2,986,037	$ 8,165,692
Accounts receivable, net		700,489	900,759	244,179
Contract assets, current		50,599	65,065	133,088
Advance to suppliers		548,424	705,219	4,536,184
Total current assets		3,828,806	4,923,462	13,232,721
Non-current assets
Long-term investment		3,025,119	3,890,000	1,000,000
Intangible assets, net		1,108,802	1,425,809	1,753,805
Property and equipment, net		244,699	314,659	28,930
Right-of-use assets		1,008,126	1,296,349
Contract assets, non-current				3,158
Total non-current assets		5,386,746	6,926,817	2,785,893
TOTAL ASSETS		9,215,552	11,850,279	16,018,614
Current liabilities
Accounts payable		183,921	236,504	299,543
Accruals and other payables		474,665	610,372	518,716
Contract liabilities		660,159	848,899	1,138,202
Bank loans, current		81,548	104,863	256,915
Operating lease liabilities, current		153,185	196,981
Total current liabilities		1,577,590	2,028,625	2,213,583
Non-current liabilities
Contract liabilities, non-current		50,393	64,800	2,297
Bank loans, non-current		110,274	141,801	246,664
Operating lease liabilities, non-current		854,941	1,099,368
Total non-current liabilities		1,015,608	1,305,969	248,961
TOTAL LIABILITIES		2,593,198	3,334,594	2,462,544
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.004 par value, 1,000,000,000 shares authorized, 5,839,750 and 5,839,770 shares issued and outstanding as of December 31, 2024 and 2025, respectively	[1]	24,374	31,343	31,343
Additional paid in capital		17,998,378	23,144,114	23,144,114
Accumulated losses		(11,048,111)	(14,206,766)	(9,765,882)
Other reserves		12,961	16,667	16,667
Accumulated other comprehensive income		(365,248)	(469,673)	129,828
Total shareholders' equity		6,622,354	8,515,685	13,556,070
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		9,215,552	11,850,279	16,018,614
Nonrelated Party [Member]
Current assets
Other current assets		207,156	266,382	153,578
Directors [Member]
Current liabilities
Amount due to directors		$ 24,112	$ 31,006	$ 207

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 9.